Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
4. Goodwill

	December 31,	December 31,
	2011	2010
	(in thousands)
Opening goodwill	$175,860	$173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$253,393	$175,860
The Company has made a number of strategic acquisitions since its inception to enhance its capabilities and experience in certain areas of the clinical development process.  Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.  Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2011, indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.1million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in the period to June 30, 2013. At December 31, 2011 the Company has recorded a liability of €31.3 million ($40.6 million) in relation to these performance milestones.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$68,491

Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductable.

The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

(b) Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ($10.1 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  In July 2011 the Company paid £3.3 million ($5.1 million) in respect of the first element of this additional consideration. The Company has recorded a liability of £3.2 million ($4.9 million) at December 31, 2011 in respect of the remaining performance milestones.  The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review. A liability for a further £0.8 million ($1.2 million) was recorded at December 31, 2011 relating to additional amounts payable in respect of the remaining elements of this review.

On January 14, 2011 a put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  Further consideration of up to £1.5 million ($2.3 million) relating to this remaining common stock may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  On October 20, 2011 this option was exercised and £3.8 million ($6.0 million) was paid by the Company to the selling shareholders together with a further £0.7 million ($1.1 million) in respect of the first element of amounts due in respect of the performance milestones. The Company has recorded a liability of £0.8 million ($1.2 million) at December 31, 2011 in respect of the remaining performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

(c) Prior Period Acquisitions of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry located in Zurich, Switzerland. The Company was acquired for an initial cash consideration of CHF 1.3 million ($1.2 million), with additional consideration of up to CHF 2.9 million ($2.6 million) payable if certain performance milestones are achieved by the Company.  The Company accrued CHF 2.9 million ($2.6 million) in relation to the additional consideration at date of acquisition.

On November 5, 2010 the first element of these performance milestones was achieved requiring deferred payments of CHF 0.3 million ($0.3 million) to the selling shareholders in each of the years ended December 31, 2010, December 31, 2011 and December 31, 2012.  As at December 31, 2011 CHF 0.6 million ($0.6 million) has been paid by the Company and a further CHF 0.3 million ($0.3 million) has been recorded as a liability in respect of the 2012 payment.  Further consideration of up to CHF 2.0 million is payable if the remaining performance milestones are achieved during the years ended December 31, 2010 to December 31, 2012. During the year ended December 31, 2011 the Company assessed the likelihood of the remaining milestones being achieved as remote and consequently has released CHF 2.0 million ($1.7 million) previously accrued in relation to these milestones.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.

The proforma effect of the Timaq Medical Imaging acquisition if completed on January 1, 2009 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2009 and December 31, 2010 as follows:

	Year Ended
	December 31,
	2010	2009
	(in thousands)
Net revenue	$900,370	$888,929
Net income	$86,594	$93,332
Basic earnings per share	$1.45	$1.59
Diluted earnings per share	$1.43	$1.56

(d) Prior Period Acquisitions - Acquisition of Healthcare Discoveries Inc.

On February 11, 2008 the Company acquired 100% of the common stock of Healthcare Discoveries Inc. for an initial cash consideration of $11.1 million, excluding costs of acquisition.  Healthcare Discoveries, located in San Antonio, Texas, is engaged in the provision of Phase I clinical trial services.  Certain performance milestones were built into the acquisition agreement requiring payment of additional consideration of up to $10.0 million if these milestones were achieved during the year ended December 31, 2008.  On September 3, 2010 $2.2 million was paid to the former shareholders of Healthcare Discoveries Inc. in full and final settlement of the outstanding consideration payable.

The acquisition of Healthcare Discoveries has been accounted for as a business combination in accordance with FASB Statement No. 141. The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

February, 11
2008
(in thousands)
Property, plant and equipment	$327
Intangible assets	2,890
Goodwill	12,424
Cash	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$14,270

Goodwill represents the acquisition of an established workforce with experience in the provision of Phase I clinical trial management services to pharmaceutical and biotechnology companies.